SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
Authorized share capital is as follows:

(in thousands of $, except share data)	2016	2015
150,000,000 common shares of $0.01 par value each (2015: 125,000,000 common shares of $1.00 par value each)	1,500	125,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	2016	2015
101,504,575 common shares of $0.01 par value each (2015: 93,468,000 common shares of $1.00 par value each)	1,015	93,468